Morgan Stanley High Income Advantage Trust II
LETTER TO THE SHAREHOLDERS - JANUARY 31, 2002 (UNAUDITED)

Dear Shareholder:

The six-month period ended January 31, 2002, was a highly volatile one for the high-yield market, especially after the terrorist attacks of September 11. These events and the subsequent war on terrorism had a profound effect on the outlooks for the economy and the financial markets. Despite a 50-basis-point reduction in the federal funds rate, a flight to quality pushed high-yield security prices sharply lower. Airlines, the lodging and insurance industries, and the telecommunications and cable industries experienced some of the sharpest price declines in the marketplace. Even industries that held up relatively well, such as food, drugs, utilities and energy, experienced price declines. The high-yield market recovered somewhat in October and November but softened again in December.

Credit spreads in the high-yield market relative to U.S. Treasury securities remain at historically wide levels and came very close to reaching an all-time peak in September. The spreads remained particularly wide within the lower-rated portion of the market as investors continued to prefer the relatively higher quality end of the market.

Performance and Portfolio Strategy

For the six-month period ended January 31, 2002, Morgan Stanley High Income Advantage Trust II produced a total return of -17.17 percent, based on a change in net asset value (NAV) and reinvestment of distributions totaling $0.1275 per share. For the same period, the Trust's total return was -16.31 percent, based on a change in its market price on the New York Stock Exchange (NYSE) and reinvestment of distributions.

During the fiscal year, the Trust instituted several important changes to its dividend policy. First, in May, the Trust lowered its income dividend from $0.02975 per share to $0.02125 per share. The Trust's January 2002 income dividend was lowered to $0.0125 per share. In addition, beginning with that dividend, the Trust moved from paying a fixed dividend rate to one that fluctuates with the amount of income earned by the Trust. We believe that adopting a fluctuating dividend policy will provide the Trust with greater flexibility. Should the Trust experience additional defaults, the dividend amount will be lower. Conversely, should the economy improve, defaults stabilize and income levels increase, the Trust's dividend rate could rise.

As stated in previous communications, the past three years have been one of the most difficult periods for the high-yield market, with such events as the September economic shock and recent accounting scandals only exacerbating the problem. As a result of the substantial weakness in the market, we have seen high-yield bond prices decline sharply and yields rise over much of this period. The past 12 months remained particularly difficult for many companies in the

Morgan Stanley High Income Advantage Trust II
LETTER TO THE SHAREHOLDERS - JANUARY 31, 2002 (UNAUDITED) continued

telecommunications sector and the many industries within that sector as poor earnings and lower revenues pushed the sector lower. The telecommunications sector experienced many rating downgrades and an elevated default rate during this period, which resulted in security price declines for most of the sector's bonds. Fixed-line telecommunications was the worst-performing sector during the past 12 months, down more than 40 percent. Consequently, allocations in the fixed-line communications and wireless communications industries accounted for much of the Trust's disappointing performance. The Trust's positions in lower-rated credits also adversely affected overall performance.

Over the past year, the Trust's portfolio management team continued to reposition the portfolio for the current market environment. The team reduced positions in telecommunications and related industries but increased the average credit rating for securities in the Trust's portfolio. The Trust continues to maintain constructive positions in the wireline and wireless communications, cable and media industries. The Trust initiated positions in more than 60 new companies, including Collins and Aikman, Stone Energy, Allied Waste, Chesapeake Energy, Schuler Homes, Salem Communications, Healthnet, PRIMEDIA, Quebecor, Nextmedia and Beazer Homes. The Trust eliminated positions in many companies such as Brill Media, Envirodyne, Neff, Friendly's, Windemere, Sabreliner, and James Cable.

Looking Ahead

As a result of the events of September 11, we believe that the economic environment will be weaker in the early part of 2002 than was previously anticipated. We feel, however, that the current spread of the high-yield market appears to be pricing in a more prolonged downturn with an extended period of higher default rates than would be consistent with historical experience. We consider that the monetary and fiscal policy moves that have already been implemented are likely to bring the economy back to more normal growth levels, which could lead to a recovery in the high-yield market. The Trust's portfolio is positioned to participate in any potential recovery.

We appreciate your ongoing support of Morgan Stanley High Income Advantage Trust II and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley High Income Advantage Trust II
RESULTS OF ANNUAL MEETING (UNAUDITED)

                             *         *         *

On December 18, 2001, an annual meeting of the Trust's shareholders was held for the purpose of voting on the following two matters, the results of which were as follows:

(1) Election of Trustees:

Edwin J. Garn
For..................................................  28,624,965
Withheld.............................................   1,251,707
Michael E. Nugent
For..................................................  28,638,117
Withheld.............................................   1,238,555
Philip J. Purcell
For..................................................  28,638,906
Withheld.............................................   1,237,766

The following Trustees were not standing for reelection at this meeting: Michael Bozic, Charles A. Fiumefreddo, Wayne E. Hedien, James F. Higgins, Dr. Manuel H. Johnson and John L. Schroeder.

Morgan Stanley High Income Advantage Trust II
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                              COUPON     MATURITY
THOUSANDS                                                               RATE        DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Corporate Bonds (85.8%)
            Advertising/Marketing Services (0.7%)
 $   450    Interep National Radio Sales Inc. .......................   10.00%    07/01/08    $   301,500
                                                                                              -----------
            Aerospace & Defense (1.2%)
     800    Loral Space & Communications Ltd. .......................    9.50     01/15/06        504,000
                                                                                              -----------
            Airlines (0.9%)
     540    Air Canada Corp. (Canada)................................   10.25     03/15/11        369,900
                                                                                              -----------
            Alternative Power Generation (0.8%)
     365    Calpine Corp. ...........................................    8.50     02/15/11        303,848
                                                                                              -----------
            Auto Parts: O.E.M. (1.6%)
      45    Collins & Aikman Products Co. ...........................   11.50     04/15/06         42,975
     175    Collins & Aikman Products Co. - 144A*....................   10.75     12/31/11        176,750
     430    Dana Corp. - 144A*.......................................    9.00     08/15/11        392,789
     550    Hayes Lemmerz International, Inc. (Series B) (a)(b)......    8.25     12/15/08         24,750
     170    Hayes Lemmerz International, Inc. (Series B) (a)(b)......    9.125    07/15/07          7,650
                                                                                              -----------
                                                                                                  644,914
                                                                                              -----------
            Broadcast/Media (1.2%)
     685    Tri-State Outdoor Mediagroup, Inc. (b)...................   11.00     05/15/08        500,050
                                                                                              -----------
            Broadcasting (2.4%)
     185    Radio One, Inc. .........................................    8.875    07/01/11        193,325
     325    Salem Communications Holding Corp. ......................    9.00     07/01/11        337,188
     195    XM Satellite Radio Inc. .................................   14.00     03/15/10        146,250
     295    Young Broadcasting Inc. .................................   10.00     03/01/11        277,300
                                                                                              -----------
                                                                                                  954,063
                                                                                              -----------
            Cable/Satellite TV (9.7%)
     425    Adelphia Communications Corp. ...........................   10.50     07/15/04        436,688
   9,000    Australis Holdings Property Ltd. (Australia) (a) (b).....   15.00     11/01/02        --
     120    British Sky Broadcasting Group PLC (United Kingdom)......    6.875    02/23/09        114,477
     470    British Sky Broadcasting Group PLC (United Kingdom)......    8.20     07/15/09        482,213
     575    Callahan Nordhein Westfalen (Germany)....................   14.00     07/15/10        270,250
     880    Charter Communications Holdings Corp. ...................  11.75++    05/15/11        543,399
     545    CSC Holdings Inc. (Series B).............................    7.625    04/01/11        538,450
     340    Echostar DBS Corp. - 144A*...............................    9.125    01/15/09        348,500
     940    Knology Holdings, Inc. ..................................  11.875++   10/15/07        385,400

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust II
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON     MATURITY
THOUSANDS                                                               RATE        DATE         VALUE
----------------------------------------------------------------------------------------------------------
 $   385    Ono Finance PLC (United Kingdom).........................   14.00%    02/15/11    $   273,350
      55    Pegasus Communications Corp. ............................    9.75     12/01/06         46,750
     575    Telewest Communications PLC (United Kingdom).............    9.875    02/01/10        380,938
     900    United Pan Europe Communications N.V. (Netherlands)......   10.875    08/01/09         96,750
                                                                                              -----------
                                                                                                3,917,165
                                                                                              -----------
            Casino/Gaming (1.8%)
   2,425    Aladdin Gaming Capital Corp. (Series B)..................  13.50++    03/01/10         75,781
     130    Harrahs Operating Co. Inc. ..............................    8.00     02/01/11        136,165
   1,802    Resort at Summerlin LP (Series B) (a) (b)................   13.00     12/15/07        --
     475    Station Casinos, Inc. ...................................    9.875    07/01/10        498,751
                                                                                              -----------
                                                                                                  710,697
                                                                                              -----------
            Cellular Telephone (1.1%)
     100    Dobson/Sygnet Communications.............................   12.25     12/15/08        103,000
   2,750    Dolphin Telecom PLC (Series B) (United Kingdom)(a).......  14.00++    05/15/09            275
   3,300    Dolphin Telecom PLC (United Kingdom)(a)..................  11.50++    06/01/08            330
     385    Tritel PCS Inc. .........................................  12.75++    05/15/09        331,100
                                                                                              -----------
                                                                                                  434,705
                                                                                              -----------
            Chemicals: Major Diversified (1.2%)
     180    Equistar Chemical/Funding................................   10.125    09/01/08        177,300
     325    Huntsman ICI Chemicals...................................   10.125    07/01/09        299,000
                                                                                              -----------
                                                                                                  476,300
                                                                                              -----------
            Chemicals: Specialty (1.7%)
     150    Acetex Corp. (Canada)....................................   10.875    08/01/09        151,500
      45    ISP Chemco - 144A*.......................................   10.25     07/01/11         46,800
     305    ISP Holdings Inc. - 144A*................................   10.625    12/15/09        301,950
     100    Millennium America, Inc. ................................    9.25     06/15/08        101,000
      95    OM Group Inc. - 144A*....................................    9.25     12/15/11         97,850
                                                                                              -----------
                                                                                                  699,100
                                                                                              -----------
            Commercial Printing/Forms (1.2%)
   1,500    Premier Graphics Inc. (b)................................   11.50     12/01/05         46,875
     400    Quebecor Media Inc. (Canada).............................   11.125    07/15/11        433,000
      35    Quebecor Media Inc. (Canada).............................  13.75++    07/15/11         22,138
                                                                                              -----------
                                                                                                  502,013
                                                                                              -----------
            Consumer/Business Services (3.2%)
   1,777    Comforce Corp. (Series B)................................   15.00+    12/01/09        533,235
     210    Comforce Operating, Inc. ................................   12.00     12/01/07        154,350
     410    MDC Communications Corp. (Canada)........................   10.50     12/01/06        307,500
     355    Muzak LLC/Muzak Finance..................................    9.875    03/15/09        305,300
                                                                                              -----------
                                                                                                1,300,385
                                                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust II
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON     MATURITY
THOUSANDS                                                               RATE        DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Containers/Packaging (2.0%)
 $   815    Owens-Illinois, Inc. ....................................    7.80%    05/15/18    $   668,300
     115    Riverwood International Corp. ...........................   10.875    04/01/08        118,450
                                                                                              -----------
                                                                                                  786,750
                                                                                              -----------
            Diversified - Manufacturing (2.2%)
     805    Eagle-Picher Industries, Inc. ...........................    9.375    03/01/08        478,975
   2,486    Jordan Industries, Inc. (Series B).......................  11.75++    04/01/09        422,620
                                                                                              -----------
                                                                                                  901,595
                                                                                              -----------
            Electric Utilities (1.1%)
     235    Mirant Americas General Inc. ............................    8.30     05/01/11        199,026
     220    PG&E National Energy Group...............................   10.375    05/16/11        229,529
                                                                                              -----------
                                                                                                  428,555
                                                                                              -----------
            Electronic Components (0.1%)
      50    Flextronics International Ltd. ..........................    9.875    07/01/10         54,000
                                                                                              -----------
            Electronic Distributors (0.9%)
     320    BRL Universal Equipment..................................    8.875    02/15/08        323,200
   3,000    CHS Electronics, Inc. (a)(b).............................    9.875    04/15/05         26,250
                                                                                              -----------
                                                                                                  349,450
                                                                                              -----------
            Electronic Equipment/Instruments (0.5%)
     480    High Voltage Engineering, Inc. ..........................   10.75     08/15/04        187,200
                                                                                              -----------
            Electronics/Appliances (0.0%)
   9,945    International Semi-Tech Microelectronics, Inc.
              (Canada)(a)(b).........................................   11.50     08/15/03          4,973
                                                                                              -----------
            Engineering & Construction (1.1%)
     285    Encompas Services Corp. .................................   10.50     05/01/09        176,700
     765    Metromedia Fiber Network, Inc. ..........................   10.00     12/15/09        252,450
                                                                                              -----------
                                                                                                  429,150
                                                                                              -----------
            Environmental Services (2.3%)
     400    Allied Waste North America Inc. (Series B)...............   10.00     08/01/09        405,499
     225    Waste Management, Inc. ..................................    7.375    08/01/10        232,775
     300    WMX Technologies, Inc. ..................................    7.00     10/15/06        309,037
                                                                                              -----------
                                                                                                  947,311
                                                                                              -----------
            Financial Conglomerates (0.3%)
     110    Case Credit Corp. .......................................    6.125    02/15/03        104,760
                                                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust II
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON     MATURITY
THOUSANDS                                                               RATE        DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Food Distributors (2.2%)
 $   900    Volume Services America, Inc. ...........................   11.25%    03/01/09    $   873,000
                                                                                              -----------
            Food: Meat/Poultry/Fish (1.6%)
     275    Michael Foods, Inc. .....................................   11.75     04/01/11        298,375
     295    Smithfield Foods Inc. ...................................    7.625    02/15/08        289,100
      75    Smithfield Foods Inc. (Series B).........................    8.00     10/15/09         78,188
                                                                                              -----------
                                                                                                  665,663
                                                                                              -----------
            Forest Products (1.8%)
      95    Louisiana Pacific Corp. .................................    8.875    08/15/10         93,684
     275    Louisiana Pacific Corp. .................................   10.875    11/15/08        272,250
     365    Tembec Industries, Inc. (Canada).........................    8.50     02/01/11        377,775
                                                                                              -----------
                                                                                                  743,709
                                                                                              -----------
            Home Building (3.5%)
     400    Beazer Homes USA, Inc. ..................................    8.625    05/15/11        412,000
     325    Centex Corp. ............................................    7.875    02/01/11        331,752
     360    Schuler Homes, Inc. .....................................    9.375    07/15/09        377,100
     275    Toll Brothers, Inc. .....................................    8.25     02/01/11        277,750
                                                                                              -----------
                                                                                                1,398,602
                                                                                              -----------
            Hospital/Nursing Management (1.0%)
     350    HCA - The Healthcare Co. ................................    8.75     09/01/10        385,000
                                                                                              -----------
            Hotels/Resorts/Cruiselines (1.5%)
   1,500    Epic Resorts LLC (Series B) (a)(b).......................   13.00     06/15/05        210,000
     105    Hilton Hotels Corp. .....................................    7.95     04/15/07        105,558
     310    HMH Properties (Series B)................................    7.875    08/01/08        299,925
                                                                                              -----------
                                                                                                  615,483
                                                                                              -----------
            Internet Software/Services (1.3%)
     575    Exodus Communications, Inc. (a)(b).......................   11.625    07/15/10        126,500
   1,300    Globix Corp. ............................................   12.50     02/01/10        227,500
     650    PSINet, Inc. (a) (b).....................................   10.50     12/01/06         52,000
   1,400    PSINet, Inc. (a) (b).....................................   11.00     08/01/09        112,000
                                                                                              -----------
                                                                                                  518,000
                                                                                              -----------
            Managed Health Care (2.5%)
     575    Aetna Inc. ..............................................    7.875    03/01/11        575,501
     405    Healthnet, Inc. .........................................    8.375    04/15/11        413,307
                                                                                              -----------
                                                                                                  988,808
                                                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust II
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON     MATURITY
THOUSANDS                                                               RATE        DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Media Conglomerates (0.7%)
 $   260    Nextmedia Operating, Inc. - 144A*........................   10.75%    07/01/11    $   274,300
                                                                                              -----------
            Medical Distributors (0.3%)
     115    AmerisourceBergen Corp. .................................    8.125    09/01/08        120,175
                                                                                              -----------
            Medical Specialties (0.1%)
   2,300    Mediq/PRN Life Support Services, Inc. (b)................   11.00     06/01/08         23,000
                                                                                              -----------
            Medical/Nursing Services (1.1%)
     450    Fresenius Med Cap Trust..................................    7.875    06/15/11        444,375
                                                                                              -----------
            Miscellaneous Commercial Services (0.3%)
     105    Coinmach Corp. - 144A*...................................    9.00     02/01/10        106,838
                                                                                              -----------
            Movies/Entertainment (1.6%)
     400    Alliance Atlantis Communications, Inc. (Canada)..........   13.00     12/15/09        440,000
     205    Six Flags, Inc. - 144A*..................................    8.875    02/01/10        204,743
                                                                                              -----------
                                                                                                  644,743
                                                                                              -----------
            Office Equipment/Supplies (0.0%)
   3,200    Mosler, Inc. (a)(b)......................................   11.00     04/15/03        --
                                                                                              -----------
            Oil & Gas Pipelines (0.4%)
     190    Williams Companies Inc. (Series A).......................    7.50     01/15/31        171,637
                                                                                              -----------
            Oil & Gas Production (1.9%)
     480    Chesapeake Energy Corp. .................................    8.125    04/01/11        458,400
     145    Stone Energy Corp. - 144A*...............................    8.25     12/15/11        146,813
     190    Vintage Petroleum, Inc. .................................    7.875    05/15/11        174,800
                                                                                              -----------
                                                                                                  780,013
                                                                                              -----------
            Oilfield Services/Equipment (0.5%)
     145    Hanover Equipment Trust - 144A*..........................    8.50     09/01/08        144,275
      65    Hanover Equipment Trust - 144A*..........................    8.75     09/01/11         64,675
                                                                                              -----------
                                                                                                  208,950
                                                                                              -----------
            Other Consumer Specialties (0.7%)
     420    Samsonite Corp. .........................................   10.75     06/15/08        270,900
                                                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust II
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON     MATURITY
THOUSANDS                                                               RATE        DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Other Metals/Minerals (1.0%)
 $   205    Murrin Murrin Holdings Property Ltd. (Australia).........   9.375%    08/31/07    $   141,450
     285    Phelps Dodge Corp. ......................................    8.75     06/01/11        279,737
                                                                                              -----------
                                                                                                  421,187
                                                                                              -----------
            Publishing: Books/Magazines (1.0%)
     450    PRIMEDIA, Inc. ..........................................    8.875    05/15/11        406,125
                                                                                              -----------
            Publishing: Newspapers (0.8%)
     115    Belo Corp. ..............................................    8.00     11/01/08        117,459
     225    Hollinger Participation - 144A* (Canada).................  12.125+    11/15/10        202,500
                                                                                              -----------
                                                                                                  319,959
                                                                                              -----------
            Pulp & Paper (0.9%)
      85    Longview Fibre Co. 144A*.................................   10.00     01/15/09         87,125
     280    Norske Skog Canada Ltd. (Canada) - 144A*.................    8.625    06/15/11        284,200
                                                                                              -----------
                                                                                                  371,325
                                                                                              -----------
            Real Estate Development (0.7%)
     300    CB Richard Ellis Services Inc. ..........................   11.25     06/15/11        276,000
                                                                                              -----------
            Real Estate Investment Trust (0.4%)
     170    Istar Financial Inc. ....................................    8.75     08/15/08        169,487
                                                                                              -----------
            Recreational Products (1.0%)
     375    International Game Technology............................    8.375    05/15/09        399,375
                                                                                              -----------
            Restaurants (1.3%)
  16,077    American Restaurant Group Holdings, Inc. - 144A* (c).....    0.00     12/15/05        491,968
   4,000    FRD Acquisition Corp. (Series B) (a) (b).................   12.50     07/15/04         20,000
                                                                                              -----------
                                                                                                  511,968
                                                                                              -----------
            Retail - Specialty (1.1%)
     470    Pantry, Inc. ............................................   10.25     10/15/07        434,750
                                                                                              -----------
            Savings Banks (0.1%)
      55    Golden State Holdings....................................    7.125    08/01/05         54,264
                                                                                              -----------
            Semiconductors (0.3%)
     130    Fairchild Semiconductor Corp. ...........................   10.50     02/01/09        140,075
                                                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust II
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON     MATURITY
THOUSANDS                                                               RATE        DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Services to the Health Industry (1.3%)
 $   200    Anthem Insurance - 144A*.................................   9.125%    04/01/10    $   217,242
     280    Omnicare, Inc. ..........................................    8.125    03/15/11        293,300
                                                                                              -----------
                                                                                                  510,542
                                                                                              -----------
            Specialty Stores (0.5%)
     190    Autonation, Inc. ........................................    9.00     08/01/08        197,600
                                                                                              -----------
            Specialty Telecommunications (3.6%)
   3,000    Birch Telecom Inc. (b)...................................   14.00     06/15/08         30,000
     900    DTI Holdings, Inc. (Series B) (a)........................  12.50++    03/01/08         13,500
   1,150    Esprit Telecom Group PLC (United Kingdom) (b)............   11.50     12/15/07          2,875
   1,400    Esprit Telecom Group PLC (United Kingdom) (b)............   10.875    06/15/08          3,500
   4,600    Firstworld Communications, Inc. .........................  13.00++    04/15/08        275,999
     575    Global Crossing Holdings, Ltd. (Bermuda) (a)(b)..........    8.70     08/01/07         40,250
     290    Global Crossing Holdings, Ltd. (Bermuda) (a)(b)..........    9.50     11/15/09         15,225
   1,300    GT Group Telecom Inc. (Canada)...........................  13.25++    02/01/10        169,000
     175    McLeodUSA, Inc. (a)(b)...................................   11.375    01/01/09         43,750
     650    McLeodUSA, Inc. (a)(b)...................................   11.50     05/01/09        152,750
     540    Pac-West Telecomm, Inc. .................................   13.50     02/01/09        162,000
     450    Primus Telecommunications Group, Inc. ...................   12.75     10/15/09         94,500
   1,080    Primus Telecommunications Group, Inc. (Series B).........    9.875    05/15/08        226,800
     650    Versatel Telecom International N.V. (Netherlands)........   13.25     05/15/08        208,000
   1,900    Viatel Inc. (a) (b)......................................   11.25     04/15/08          2,375
   1,800    Viatel Inc. (a)..........................................  12.50++    04/15/08          2,250
     650    Viatel Inc. (issued 03/19/99) (a) (b)....................   11.50     03/15/09            813
     600    Viatel Inc. (issued 12/08/99) (a) (b)....................   11.50     03/15/09            750
   1,865    World Access, Inc. (a) (b) (c)...........................   13.25     01/15/08         18,650
     650    Worldwide Fiber Inc. (Canada) (a)(b).....................   12.00     08/01/09            813
                                                                                              -----------
                                                                                                1,463,800
                                                                                              -----------
            Telecommunications (5.0%)
   3,700    e. Spire Communications, Inc. (a) (b)....................   13.75     07/15/07        480,999
     975    Focal Communications Corp. (Series B)....................  12.125++   02/15/08        292,500
     650    Hyperion Telecommunication, Inc. (Series B)..............   12.25     09/01/04         81,250
     650    MGC Communications, Inc. ................................   13.00     04/01/10         91,000
     650    NEXTLINK Communications LLC..............................   12.50     04/15/06         97,500
     985    NTL Communications Corp. ................................   11.875    10/01/10        359,525
   2,400    Rhythms Netconnections, Inc. (a)(b)......................   12.75     04/15/09        288,000
   1,800    Rhythms Netconnections, Inc. (a)(b)......................   14.00     02/15/10        117,000

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust II
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON     MATURITY
THOUSANDS                                                               RATE        DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Trucks/Construction/Farm Machinery (1.8%)
 $   120    Case Corp. (Series B)....................................    6.25%    12/01/03    $   113,145
     775    J.B. Poindexter & Co., Inc. .............................   12.50     05/15/04        627,750
                                                                                              -----------
                                                                                                  740,895
                                                                                              -----------
            Wholesale Distributors (0.6%)
     225    Buhrmann US, Inc. .......................................   12.25     11/01/09        229,500
                                                                                              -----------
            Wireless Telecommunications (2.2%)
     400    American Cellular Corp. .................................    9.50     10/15/09        376,000
     665    AMSC Aquisition Co., Inc. (Series B) (a)(b)..............   12.25     04/01/08        256,025
  10,000    CellNet Data Systems, Inc. (a) (b).......................   14.00++   10/01/07         12,500
     500    Globalstar LP/Capital Corp. (b)..........................   10.75     11/01/04         45,000
   1,000    Globalstar LP/Capital Corp. (b)..........................   11.50     06/01/05         90,000
   1,600    Orbcomm Global LP/Capital Corp. (Series B) (a)(b)........   14.00     08/15/04         48,000
   2,920    USA Mobile Communications Holdings, Inc. (a)(b)..........   14.00     11/01/04         58,400
   1,350    WinStar Communications, Inc. (a) (b).....................   12.75     04/15/10            135
                                                                                              -----------
                                                                                                  886,060
                                                                                              -----------
            Total Corporate Bonds (Cost $120,796,820)......................................    34,587,966
                                                                                              -----------
            Convertible Bonds (0.7%)

            Telecommunication Equipment (0.7%)
     540    Corning Inc. (Cost $297,635).............................    0.00     11/08/15        291,600
                                                                                              -----------

NUMBER OF
  SHARES
----------
             Preferred Stocks (6.4%)

             Broadcasting (0.9%)
        44   Paxson Communications Corp.+...................................................       371,620
                                                                                               -----------
             Cellular Telephone (0.8%)
       137   Dobson Communications+.........................................................       125,698
       398   Nextel Communications, Inc. (Series D)+........................................       190,804
                                                                                               -----------
                                                                                                   316,502
                                                                                               -----------
             Electric Utilities (1.2%)
       431   TNP Enterprises, Inc.+.........................................................       471,945
                                                                                               -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust II
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 (UNAUDITED) continued

NUMBER OF
  SHARES                                                                                          VALUE
-----------------------------------------------------------------------------------------------------------
             Publishing: Books/Magazines (0.0%)
       290   PRIMEDIA, Inc..................................................................   $    18,560
                                                                                               -----------
             Restaurants (0.7%)
     1,597   American Restaurant Group Holdings, Inc. (Series B)+...........................       277,800
                                                                                               -----------
             Specialty Telecommunications (1.2%)
       430   Broadwing Communications, Inc. (Series B)......................................       253,700
        30   Crown Castle International Corp.+..............................................        18,000
       207   Intermedia Communication Inc. (Series B)+......................................       213,986
    10,256   XO Communications, Inc.+.......................................................           103
                                                                                               -----------
                                                                                                   485,789
                                                                                               -----------
             Telecommunication Equipment (1.6%)
 1,282,400   FWT, Inc. (Class A)+ (c).......................................................       641,200
                                                                                               -----------
             Total Preferred Stocks (Cost $8,720,619).......................................     2,583,416
                                                                                               -----------
             Common Stocks (d) (1.8%)
             Apparel/Footwear Retail (0.0%)
 1,301,189   County Seat Stores, Inc. (c)...................................................       --
                                                                                               -----------
             Casino/Gaming (0.0%)
     3,000   Fitzgeralds Gaming Corp. ......................................................       --
                                                                                               -----------
             Consumer/Business Services (1.0%)
    23,400   Anacomp Inc. (Class A) (c).....................................................       409,500
                                                                                               -----------
             Foods: Specialty/Candy (0.0%)
     1,121   SFAC New Holdings Inc. (c).....................................................       --
       206   SFFB Holdings, Inc. (c)........................................................       --
   225,000   Specialty Foods Acquisition Corp. - 144A*......................................       --
                                                                                               -----------
                                                                                                   --
                                                                                               -----------
             Medical/Nursing Services (0.0%)
   287,831   Raintree Healthcare Corp. (c)..................................................       --
                                                                                               -----------
             Motor Vehicles (0.0%)
        91   Northern Holdings Industrial Corp. (c).........................................       --
                                                                                               -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust II
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 (UNAUDITED) continued

NUMBER OF
  SHARES                                                                                          VALUE
-----------------------------------------------------------------------------------------------------------
             Restaurants (0.0%)
    12,500   American Restaurant Group Holdings, Inc. - 144A*...............................   $   --
                                                                                               -----------
             Specialty Telecommunications (0.0%)
    20,001   Versatel Telecom International N.V. (ADR) (Netherlands)........................        15,607
     9,426   World Access, Inc. (c).........................................................            10
                                                                                               -----------
                                                                                                    15,617
                                                                                               -----------
             Telecommunication Equipment (0.0%)
   112,000   FWT, Inc. (Class A) (c)........................................................         1,120
                                                                                               -----------
             Telecommunications (0.8%)
    99,876   Covad Communications Group, Inc. (c)...........................................       224,721
   192,259   Focal Communications Corp. (c).................................................        78,826
                                                                                               -----------
                                                                                                   303,547
                                                                                               -----------
             Textiles (0.0%)
   298,462   United States Leather, Inc. (c)................................................       --
                                                                                               -----------
             Wireless Telecommunications (0.0%)
   402,993   Arch Wireless, Inc. (c)........................................................         4,433
    19,140   Vast Solutions, Inc. (Class B1) (c)............................................       --
    19,140   Vast Solutions, Inc. (Class B2) (c)............................................       --
    19,140   Vast Solutions, Inc. (Class B3) (c)............................................       --
                                                                                               -----------
                                                                                                     4,433
                                                                                               -----------
             Total Common Stocks (Cost $40,701,359).........................................       734,217
                                                                                               -----------
NUMBER OF                                                                         EXPIRATION
 WARRANTS                                                                            DATE
----------                                                                        ----------
             Warrants (d) (0.1%)
             Aerospace & Defense (0.0%)
     6,000   Sabreliner Corp. - 144A*..........................................    04/15/03        --
                                                                                               -----------
             Broadcasting (0.0%)
       330   XM Satellite Radio Holdings Inc. - 144A*..........................    03/15/10          6,600
                                                                                               -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust II
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 (UNAUDITED) continued

NUMBER OF                                                                         EXPIRATION
 WARRANTS                                                                            DATE         VALUE
-----------------------------------------------------------------------------------------------------------
             Cable/Satellite TV (0.0%)
       385   Ono Finance PLC -- 144A* (United Kingdom).........................    02/15/11    $     2,888
                                                                                               -----------
             Casino/Gaming (0.0%)
    46,750   Aladdin Gaming Enterprises, Inc. - 144A*..........................    03/01/10        --
     1,500   Resort at Summerlin LP - 144A*....................................    12/15/07        --
                                                                                               -----------
                                                                                                   --
                                                                                               -----------
             Electric Utilities (0.1%)
       375   TNP Enterprises, Inc. - 144A*.....................................    04/01/11         11,250
                                                                                               -----------
             Hotels/Resorts/Cruiselines (0.0%)
     1,500   Epic Resorts LLC - 144A*..........................................    06/15/05        --
                                                                                               -----------
             Internet Software/Services (0.0%)
     4,600   Verado Holdings, Inc. - 144A*.....................................    04/15/08        --
                                                                                               -----------
             Restaurants (0.0%)
     1,000   American Restaurant Group Holdings, Inc. - 144A*..................    08/15/08        --
                                                                                               -----------
             Specialty Telecommunications (0.0%)
     3,000   Birch Telecom Inc. - 144A*........................................    06/15/08        --
     1,300   GT Group Telecom Inc. (Canada) - 144A*............................    02/01/10          6,500
                                                                                               -----------
                                                                                                     6,500
                                                                                               -----------
             Telecommunications (0.0%)
       650   Startec Global Communications Corp. - 144A*.......................    05/15/08        --
                                                                                               -----------
             Wireless Telecommunications (0.0%)
       700   Motient Corp. - 144A*.............................................    04/01/08              7
                                                                                               -----------
             Total Warrants (Cost $311,066).................................................        27,245
                                                                                               -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust II
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON     MATURITY
THOUSANDS                                                                RATE        DATE         VALUE
-----------------------------------------------------------------------------------------------------------
             Short-Term Investment (1.5%)
             Repurchase Agreement
$      605   Joint repurchase agreement account (dated 01/31/02;
               proceeds $605,032) (e) (Cost $605,000).................    1.91%    02/01/02    $   605,000
                                                                                               -----------
             Total Investments (Cost $171,432,499) (f).........................        96.3%    38,829,444
             Other Assets in Excess of Liabilities.............................         3.7      1,491,473
                                                                                      -----    -----------
             Net Assets........................................................       100.0%   $40,320,917
                                                                                      =====    ===========

---------------------

    ADR  American Depository Receipt.
    *    Resale is restricted to qualified institutional investors.
    +    Payment-in-kind security.
    ++   Currently a zero coupon bond and will pay interest at the
         rate shown at a future specified date.
    (a)  Issuer in bankruptcy.
    (b)  Non-income producing security; bond in default.
    (c)  Acquired through exchange offer.
    (d)  Non-income producing securities.
    (e)  Collateralized by federal agency and U.S. Treasury
         obligations.
    (f)  The aggregate cost for federal income tax purposes
         approximates the aggregate cost for book purposes. The
         aggregate gross unrealized appreciation is $719,832 and the aggregate gross unrealized depreciation is $133,322,887,
         resulting in net unrealized depreciation of $132,603,055.

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust II
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
January 31, 2002 (unaudited)

Assets:
Investments in securities, at value
  (cost $171,432,499).......................................  $  38,829,444
Cash........................................................         38,806
Receivable for:
    Interest................................................      1,120,104
    Investments sold........................................      1,092,892
Prepaid expenses and other assets...........................          9,136
                                                              -------------
    Total Assets............................................     41,090,382
                                                              -------------
Liabilities:
Payable for:
    Investments purchased...................................        589,193
    Investment management fee...............................         28,888
    Accrued expenses and other payables.....................        151,384
                                                              -------------
    Total Liabilities.......................................        769,465
                                                              -------------
    Net Assets..............................................  $  40,320,917
                                                              =============
Composition of Net Assets:
Paid-in-capital.............................................  $ 292,813,703
Net unrealized depreciation.................................   (132,603,055)
Dividends in excess of net investment income................     (1,251,960)
Accumulated net realized loss...............................   (118,637,771)
                                                              -------------
    Net Assets..............................................  $  40,320,917
                                                              =============
Net Asset Value Per Share,
  35,300,507 shares outstanding (unlimited shares authorized
  of $.01 par value)........................................          $1.14
                                                              =============

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust II
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended January 31, 2002 (unaudited)

Net Investment Income:

Income
Interest....................................................  $  4,039,465
Dividends...................................................        21,663
                                                              ------------
    Total Income............................................     4,061,128
                                                              ------------
Expenses
Investment management fee...................................       170,943
Transfer agent fees and expenses............................        65,902
Professional fees...........................................        27,386
Registration fees...........................................        13,218
Shareholder reports and notices.............................        12,583
Custodian fees..............................................        10,938
Trustees' fees and expenses.................................         9,615
Other.......................................................         6,299
                                                              ------------
    Total Expenses..........................................       316,884
                                                              ------------
    Net Investment Income...................................     3,744,244
                                                              ------------
Net Realized and Unrealized Loss:
Net realized loss...........................................    (3,310,879)
Net change in unrealized depreciation.......................    (8,598,060)
                                                              ------------
    Net Loss................................................   (11,908,939)
                                                              ------------
Net Decrease................................................  $ (8,164,695)
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust II
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                                 FOR THE SIX     FOR THE YEAR
                                                                MONTHS ENDED        ENDED
                                                                 JANUARY 31,       JULY 31,
                                                                   2002              2001
                                                                ------------     ------------
                                                                (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................    $  3,744,244     $ 13,579,586
Net realized loss...........................................      (3,310,879)     (32,229,112)
Net change in unrealized depreciation.......................      (8,598,060)     (24,872,787)
                                                                ------------     ------------
    Net Decrease............................................      (8,164,695)     (43,522,313)
Dividends to shareholders from net investment income........      (4,500,681)     (15,505,450)
                                                                ------------     ------------
    Net Decrease............................................     (12,665,376)     (59,027,763)
Net Assets:
Beginning of period.........................................      52,986,293      112,014,056
                                                                ------------     ------------
End of Period
(Including dividends in excess of net investment income of
$1,251,960 and $803,696, respectively)......................    $ 40,320,917     $ 52,986,293
                                                                ============     ============

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust II
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2002 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley High Income Advantage Trust II (the "Trust"), formerly Morgan Stanley Dean Witter High Income Advantage Trust II, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's primary investment objective is to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective. The Trust seeks to achieve its objective by investing primarily in lower-rated fixed income securities. The Trust was organized as a Massachusetts business trust on July 7, 1988 and commenced operations on September 30, 1988.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain of the portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley High Income Advantage Trust II
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2002 (UNAUDITED) continued

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other affiliated entities managed by the Investment manager, may transfer uninvested, cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Federal Income Tax Status -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the following annual rates to the Trust's weekly net assets: 0.75% to the portion of weekly net assets not exceeding $250 million; 0.60% to the portion of weekly net assets exceeding $250 million but not exceeding $500 million; 0.50% to the portion of weekly net assets exceeding $500 million but not

Morgan Stanley High Income Advantage Trust II
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2002 (UNAUDITED) continued

exceeding $750 million; 0.40% to the portion of weekly net assets exceeding $750 million but not exceeding $1 billion; and 0.30% to the portion of weekly net assets exceeding $1 billion.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2002, aggregated $9,663,434 and $11,817,049, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At January 31, 2002, the Trust had transfer agent fees and expenses payable of approximately $5,500.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended January 31, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,739. At January 31, 2002, the Trust had an accrued pension liability of $57,131, which is included in accrued expenses in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                                        EXCESS OF
                                                                SHARES     PAR VALUE    PAR VALUE
                                                              ----------   ---------   ------------
Balance, July 31, 2000, July 31, 2001, and January 31,
  2002......................................................  35,300,507   $353,005    $292,460,698
                                                              ==========   ========    ============

5. Dividends

The Trust declared the following dividends from net investment income:

     DECLARATION         AMOUNT         RECORD             PAYABLE
        DATE            PER SHARE        DATE               DATE
---------------------   ---------  -----------------  -----------------
 January 29, 2002        $0.0125   February 8, 2002   February 22, 2002
 February 26, 2002       $0.0125     March 8, 2002     March 22, 2002

Morgan Stanley High Income Advantage Trust II
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2002 (UNAUDITED) continued

6. Federal Income Tax Status

At July 31, 2001, the Trust had a net capital loss carryover of approximately $86,219,000, which may be used to offset future capital gains to the extent provided by regulations which is available through July 31 of the following years:

                                  AMOUNT IN THOUSANDS
       ------------------------------------------------------------------------
        2002     2003      2004      2005     2006      2007     2008     2009
       ------   -------   -------   ------   -------   ------   ------   ------
       $8,278   $23,309   $20,038   $9,296   $11,478   $4,331   $2,658   $6,831
       ======   =======   =======   ======   =======   ======   ======   ======

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital losses of approximately $25,799,000 during fiscal 2001.

At July 31, 2001, the Trust had temporary book/tax differences primarily attributable to post-October losses, capital loss deferrals on wash sales and interest on bonds in default.

7. Change in Accounting Policy

Effective August 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Trust, but resulted in a $308,173 increase in the cost of securities and a corresponding increase to undistributed net investment income based on securities held as of July 31, 2001.

The effect of this change for the six months ended January 31, 2002 was to increase net investment income by $87,557; increase unrealized depreciation by $76,270; and increase net realized losses by $11,287. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

Morgan Stanley High Income Advantage Trust II
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                 FOR THE SIX                  FOR THE YEAR ENDED JULY 31
                                                 MONTHS ENDED     ---------------------------------------------------
                                               JANUARY 31, 2002    2001       2000       1999       1998       1997
                                               ----------------   -------   --------   --------   --------   --------
                                                 (unaudited)
Selected Per Share Data:

Net asset value, beginning of period.........       $ 1.50         $ 3.17      $4.27     $ 5.56      $5.83     $ 5.97
                                                    ------         ------      -----     ------      -----     ------

Income (loss) from investment operations:
    Net investment income....................         0.11(3)        0.38       0.58       0.65       0.73       0.73
    Net realized and unrealized loss.........        (0.34)(3)      (1.61)     (1.07)     (1.26)     (0.26)     (0.11)
                                                    ------         ------      -----     ------      -----     ------

Total income (loss) from investment
  operations.................................        (0.23)         (1.23)     (0.49)     (0.61)      0.47       0.62
                                                    ------         ------      -----     ------      -----     ------

Less dividends from net investment income....        (0.13)         (0.44)     (0.61)     (0.68)     (0.74)     (0.76)
                                                    ------         ------      -----     ------      -----     ------

Net asset value, end of period...............       $ 1.14         $ 1.50      $3.17     $ 4.27      $5.56     $ 5.83
                                                    ======         ======      =====     ======      =====     ======

Market value, end of period..................       $ 1.29         $ 1.68      $4.00     $5.438      $6.00     $6.688
                                                    ======         ======      =====     ======      =====     ======

Total Return+................................       (16.31)%(1)    (50.73)%   (14.25)%     2.79%      0.52%     22.75%

Ratios to Average Net Assets:
Expenses.....................................         1.39 %(2)      1.14%      0.96%      0.96%      0.90%      0.89%

Net investment income........................        16.43 %(3)     17.61%     15.59%     13.90%     12.69%     12.57%

Supplemental Data:
Net assets, end of period, in thousands......      $40,321        $52,986   $112,014   $152,182   $198,072   $207,456

Portfolio turnover rate......................           23 %(1)        54%        27%        61%       104%        90%

---------------------

     + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended January 31, 2002 was to increase net investment income per share by $0.01, increase net realized and unrealized loss per share by $0.01 and increase the ratio of net investment income to average net assets by 0.39%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Stephen F. Esser
Vice President

Gordon W. Loery
Vice President

Deanna L. Loughnane
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.
                                                                           38552

MORGAN STANLEY
HIGH INCOME
ADVANTAGE TRUST II


Semiannual Report
January 31, 2002